Introduction and overview of Group's risk management - Fitch Credit ratings (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	$ 44,434	$ 317,452
AAA
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	1,569	22,485
A
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	123
B
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	15,071	259,702
BBB-
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	79
C
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	10
Not rated
Disclosure of nature and extent of risks arising from financial instruments [line items]
Other receivables	$ 27,582	$ 35,265